Note 8 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying Value And Fair Value Assets Line Items
Assets	€ 676,689	€ 690,059	€ 731,856
Cash cash balances at central banks and other demand deposits [Member]
Carrying Value And Fair Value Assets Line Items
Assets	58,196	42,680	40,039
Financial Assets at fair value	58,196	42,680	40,039
Financial Assets Held For Trading [Member]
Carrying Value And Fair Value Assets Line Items
Assets	90,117	64,695	74,950
Financial Assets at fair value	90,117	64,695	74,950
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Carrying Value And Fair Value Assets Line Items
Assets	5,135
Financial Assets at fair value	5,135
Financial assets designated at fair value through profit or loss [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,313	2,709	2,062
Financial Assets at fair value	1,313	2,709	2,062
Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Carrying Value And Fair Value Assets Line Items
Assets	56,337
Financial Assets at fair value	56,337
Financial Assets At Amortised Cost Member
Carrying Value And Fair Value Assets Line Items
Assets	419,660
Financial Assets at fair value	419,857
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Assets Line Items
Assets	2,892	2,485	2,833
Financial Assets at fair value	€ 2,892	2,485	2,833
Available for sale financial assets [Member]
Carrying Value And Fair Value Assets Line Items
Assets		69,476	79,221
Financial Assets at fair value		69,476	79,221
Loans and receivables [Member]
Carrying Value And Fair Value Assets Line Items
Assets		431,521	465,977
Financial Assets at fair value		438,991	468,844
Held to maturity investments [Member]
Carrying Value And Fair Value Assets Line Items
Assets		13,754	17,696
Financial Assets at fair value		€ 13,865	€ 17,619